UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
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Address:   c/o Neptune Capital Management, L.L.C.
           --------------------------------------------------------
           645 5th Avenue, Suite 1200
           --------------------------------------------------------
           New York, New York 10022
           --------------------------------------------------------

Form 13F File Number:  028-05331
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gulbir Madan
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Title:     Manager
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Phone:     212-838-0870
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Signature, Place, and Date of Signing:

        /s/ Gulbir Madan           New York, New York               05/11/01
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name



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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        10
                                               -------------

Form 13F Information Table Value Total:        $31,724
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE






                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -----
AT RD INC                         COM            04648K105      750    750,000 SH                         750,000
---------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE INC DEL              COM            200693109    2,230    239,000 SH                         239,000
---------------------------------------------------------------------------------------------------------------------------------
EARTHLINK INC                     COM            270321102      728     63,000 SH                          63,000
---------------------------------------------------------------------------------------------------------------------------------
ELANTEC SEMICONDUCTOR INC         COM            284155108      677     25,500 SH                          25,500
---------------------------------------------------------------------------------------------------------------------------------
INFONET SVCS CORP                 CLASS B        45666T106    1,264    190,000 SH                         190,000
---------------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL INC     COM            749121109    8,763    250,000 SH                         250,000
---------------------------------------------------------------------------------------------------------------------------------
RAMBUS INC DEL                    COM            750917106    8,390    407,300 SH                         407,300
---------------------------------------------------------------------------------------------------------------------------------
READ RITE CORP                    COM            755246105      622     75,000 SH                          75,000
---------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR HLDRS TR            DEP RCPT       816636203      208      5,000 SH                           5,000
---------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO               COM            923436109    8,092    175,000 SH                         175,000
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